CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Continuing operations
Research and development costs	$ (12,748,973)	$ (8,712,610)	$ (5,600,653)
Exploration and evaluation expenses	(2,894,369)	(1,950,583)	(2,826,397)
Corporate and administrative expenses	(10,686,376)	(4,516,393)	(3,990,672)
Business development expenses	(3,373,992)	(3,646,141)	(2,654,420)
Share-based payment expenses	(9,568,191)	(3,791,541)	(2,589,413)
Finance income	3,550,633	546,029	494,469
Finance costs	(306,250)	(187,119)	(88,138)
Other income and expenses	678,843	414,712	(189,530)
Loss before income tax	(35,348,675)	(21,843,646)	(17,444,754)
Tax expense (income)	0	0	0
Loss for the year	(35,348,675)	(21,843,646)	(17,444,754)
Loss attributable to shareholders of IperionX Limited	(35,348,675)	(21,843,646)	(17,444,754)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation into presentation currency	(1,602,139)	(170,014)	(411,913)
Other comprehensive loss for the year, net of tax	(1,602,139)	(170,014)	(411,913)
Total comprehensive loss for the year	(36,950,814)	(22,013,660)	(17,856,667)
Total comprehensive loss attributable to shareholders of IperionX Limited	$ (36,950,814)	$ (22,013,660)	$ (17,856,667)
Basic loss per share (US$ per share)	$ (0.12)	$ (0.10)	$ (0.11)
Diluted loss per share (US$ per share)	$ (0.12)	$ (0.10)	$ (0.11)